ORGANIZATION - Significant subsidiaries of the Company and consolidated variable interest entities (Parenthetical) (Details)	Nov. 11, 2021	Aug. 16, 2021	Jul. 15, 2021	Nov. 17, 2020	Sep. 11, 2020	Jul. 21, 2020	Jun. 30, 2020	Aug. 10, 2014
Dermot Entities
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired								100.00%
SH Shuzhong
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired							100.00%
Shulifang
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired						100.00%
LF Huahai
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired					100.00%
BJ JHC
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired				100.00%
BJ TenxCloud
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired			100.00%	100.00%
SH Hesheng
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired	100.00%
Zhongke Zijing
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired		100.00%